October 17, 2016

DBX ETF TRUST

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Deutsche X-trackers MSCI Europe Hedged Equity ETF

(the “Funds”)

Supplement to the Funds’ Summary Prospectuses and Statutory Prospectus

dated September 30, 2016, as supplemented

Effective on or about the dates listed below with respect to each applicable Fund, as approved by the Board of Trustees of DBX ETF Trust, DBX Advisors LLC will assume the day-to-day management of the Funds’ portfolios. Accordingly, as of such dates, all references to TDAM as the “Sub-Adviser” for the Funds will be hereby removed from each Fund’s Summary Prospectus and Statutory Prospectus.

Termination Dates (end of day)	Name
October 18, 2016

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF

November 16, 2016

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

December 8, 2016	Deutsche X-trackers MSCI EAFE Hedged Equity ETF Deutsche X-trackers MSCI Japan Hedged Equity ETF Deutsche X-trackers MSCI Europe Hedged Equity ETF

Effective on or about the dates listed above with respect to each applicable Fund, the information contained in the section of each Fund’s Summary Prospectus and Statutory Prospectus under the heading “Management—Portfolio Managers” is hereby deleted and replaced with the following:

Bryan Richards, Patrick Dwyer, Navid Sohrabi and Charlotte Cipolletti are portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund. Each portfolio manager functions as a member of a portfolio management team. Messrs. Richards, Dwyer and Sohrabi and Ms. Cipolletti have been portfolio managers of the Fund since 2016.

Effective on or about the dates listed above with respect to each applicable Fund, the information contained in the first three paragraphs of the section of the Prospectus under the heading “Fund Details—Management—Portfolio Managers” is hereby deleted and all references to portfolio manager information regarding Messrs. Richards, Dwyer and Sohrabi and Ms. Cipolletti shall apply in lieu thereof to the applicable Funds.

Please retain this supplement for future reference.

October 17, 2016

DBX ETF TRUST

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Deutsche X-trackers MSCI Europe Hedged Equity ETF

(the “Funds”)

Supplement to the Funds’ Statement of Additional Information

dated September 30, 2016, as supplemented

Effective on or about the dates listed below with respect to each applicable Fund, as approved by the Board of Trustees of DBX ETF Trust, DBX Advisors LLC will assume the day-to-day management of the Funds’ portfolios. Accordingly, as of such dates, all references to TDAM as the “Sub-Adviser” for the Funds will be hereby removed from the Funds’ Statement of Additional Information.

Termination Dates (end of day)	Name
October 18, 2016

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF

November 16, 2016

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

December 8, 2016	Deutsche X-trackers MSCI EAFE Hedged Equity ETF Deutsche X-trackers MSCI Japan Hedged Equity ETF Deutsche X-trackers MSCI Europe Hedged Equity ETF

Effective on or about the dates listed above with respect to each applicable Fund, the information contained in the first five paragraphs of the section entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services – Portfolio Managers” is hereby deleted and all references to portfolio manager information regarding Messrs. Richards, Dwyer and Sohrabi and Ms. Cipolletti shall apply in lieu thereof to the applicable Funds.

Effective on or about the dates listed above with respect to each applicable Fund, the following information replaces the information contained in the section entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services – Portfolio Managers – Certain Portfolio Manager Information”:

The tables below show the number of other accounts managed by each Portfolio Manager and the total assets in the accounts, as of September 19, 2016, in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

The following table provides information relating to other accounts managed by Mr. Richards:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Supervised	9	0	1
Number of Accounts Supervised with Performance-Based Fees	0	0	0
Assets Supervised (assets in millions)	$56	$0	$8
Assets Supervised with Performance- Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Mr. Dwyer:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Supervised	6	0	1
Number of Accounts Supervised with Performance-Based Fees	0	0	0
Assets Supervised (assets in millions)	$36	$0	$8
Assets Supervised with Performance- Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Mr. Sohrabi:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Supervised	6	0	1
Number of Accounts Supervised with Performance-Based Fees	0	0	0
Assets Supervised (assets in millions)	$36	$0	$8
Assets Supervised with Performance- Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Ms. Cipolletti:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Supervised	6	0	1
Number of Accounts Supervised with Performance-Based Fees	0	0	0
Assets Supervised (assets in millions)	$36	$0	$8
Assets Supervised with Performance- Based Fees	$0	$0	$0

Please retain this supplement for future reference.